UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Cash Reserve® Fund

December 31, 2009

	Principal
	Amount	Value
Agency Obligations – 2.87%
Federal Home Loan Bank
≠0.50% 10/19/10	$7,500,000	$7,499,051
1.15% 4/16/10	5,000,000	5,000,000
Total Agency Obligations (cost $12,499,051)		12,499,051

Certificates of Deposit – 10.33%
Barclays Bank New York 0.21% 4/1/10	5,000,000	5,000,000
Emory University 0.25% 2/10/10	5,000,000	5,000,000
Nordea Finland New York 0.20% 3/3/10	7,500,000	7,500,000
Rabobank Nederland New York
0.22% 2/26/10	5,000,000	5,000,000
0.39% 2/16/10	7,500,000	7,500,000
Societe Generale New York 0.18% 1/15/10	10,000,000	10,000,000
Toronto Dominion Bank New York 0.288% 7/13/10	5,000,000	5,000,000
Total Certificates of Deposit (cost $45,000,000)		45,000,000

Commercial Paper – 57.16%
Colleges & Universities – 21.17%
≠Cornell University
0.25% 2/9/10	7,500,000	7,497,969
0.25% 3/9/10	5,000,000	4,997,674
0.25% 3/16/10	2,500,000	2,498,715
≠Dartmouth College 0.25% 1/14/10	2,000,000	1,999,819
Emory University 0.25% 3/18/10	5,000,000	5,000,000
≠Leland Stanford Junior University
0.25% 4/1/10	5,000,000	4,996,875
0.29% 4/7/10	5,000,000	4,996,133
Massachusetts Health & Education Facilities Authority 0.20% 1/21/10	7,500,000	7,500,000
≠University of California
0.24% 2/18/10	5,000,000	4,998,400
0.25% 1/12/10	3,000,000	2,999,771
0.25% 2/24/10	7,500,000	7,497,188
≠University of Chicago
0.28% 1/6/10	5,000,000	4,999,806
0.29% 3/3/10	7,250,000	7,246,437
0.29% 3/12/10	2,500,000	2,498,590
≠Vanderbilt University
0.25% 1/5/10	5,000,000	4,999,861
0.27% 2/3/10	5,000,000	4,998,763
≠Yale University
0.331% 2/3/10	5,000,000	4,998,488
0.351% 1/12/10	7,500,000	7,499,197
		92,223,686
Financial Services – 12.62%
Abbey National Treasury Service 0.20% 3/8/10	5,000,000	5,000,000
≠Allianz Finance 0.16% 2/4/10	5,000,000	4,999,244
Barclays Bank New York 0.24% 3/2/10	5,000,000	5,000,000
≠Calyon North America 0.16% 2/11/10	10,000,000	9,998,178
≠CME Group 0.19% 2/3/10	10,000,000	9,998,258
≠General Electric Capital Services 0.15% 1/19/10	10,000,000	9,999,250
≠Societe Generale North America 0.02% 1/4/10	10,000,000	9,999,984
		54,994,914
Industrial – 9.08%
≠Danaher 0.15% 1/4/10	6,675,000	6,674,916
≠Koch Resources 0.18% 1/22/10	10,000,000	9,998,949
≠Medtronic 0.13% 1/28/10	5,000,000	4,999,513
≠Northern Illinois Gas Company 0.05% 1/4/10	4,400,000	4,399,982
≠Northwest Natural Gas 0.451% 2/9/10	3,500,000	3,498,294
≠Total Capital
0.19% 2/17/10	5,000,000	4,998,760
0.19% 3/4/10	5,000,000	4,998,364
		39,568,778

Mortgage Bankers & Brokers – 11.99%
≠Danske
0.15% 1/22/10	7,500,000	7,499,344
0.155% 1/8/10	5,000,000	4,999,849
≠ING Funding 0.401% 1/6/10	5,000,000	4,999,722
≠Lloyds TSB Bank 0.15% 1/13/10	5,000,000	4,999,750
≠National Australian Funding
0.18% 3/1/10	5,000,000	4,998,525
0.195% 1/25/10	10,000,000	9,998,701
≠Nordea North America 0.12% 1/29/10	7,500,000	7,499,300
≠Westpac Securities 0.23% 1/25/10	7,250,000	7,248,888
		52,244,079
Pharmaceuticals – 2.30%
≠Pfizer
0.29% 2/17/10	5,000,000	4,998,107
0.512% 2/1/10	5,000,000	4,997,804
		9,995,911
Total Commercial Paper (cost $249,027,368)		249,027,368

Corporate Bonds – 19.41%
Banking – 13.32%
•Barclays Bank 1.434% 1/13/10	10,000,000	9,999,847
Citigroup 4.625% 8/3/10	1,500,000	1,528,878
Goldman Sachs Group
•0.457% 3/2/10	4,500,000	4,487,660
•0.551% 6/28/10	1,000,000	998,985
4.50% 6/15/10	550,000	558,230
7.80% 1/28/10	5,000,000	5,018,375
Morgan Stanley
•0.564% 1/15/10	5,000,000	4,992,617
2.373% 5/14/10	2,150,000	2,146,881
4.25% 5/15/10	5,500,000	5,535,544
National City
•0.424% 6/16/10	7,500,000	7,444,249
4.50% 3/15/10	500,000	503,735
PNC Funding 4.50% 3/10/10	6,148,000	6,147,012
Wachovia
•0.406% 6/1/10	2,350,000	2,331,421
4.375% 6/1/10	1,000,000	1,013,551
Wells Fargo
•0.711% 1/29/10	3,330,000	3,330,000
4.20% 1/15/10	2,000,000	2,001,400
		58,038,385
Consumer Products – 1.73%
Proctor & Gamble International Funding 0.525% 2/8/10	5,000,000	5,000,000
Wal-Mart Stores 4.125% 7/1/10	2,500,000	2,545,851
		7,545,851
Financial Services – 2.28%
Credit Suisse USA 4.125% 1/15/10	9,915,000	9,918,823
		9,918,823
Insurance – 0.23%
Berkshire Hathaway 4.125% 1/15/10	1,000,000	1,001,428
		1,001,428
Telecommunications – 1.85%
AT&T 0.378% 2/5/10	3,000,000	3,000,160
#BellSouth 144A 0.60% 4/26/10	5,000,000	5,069,028
		8,069,188
Total Corporate Bonds (cost $84,573,675)		84,573,675

Municipal Bonds – 10.01%
California State Revenue Anticipation Notes Subordinate Series A-1 3.00% 5/25/10	10,000,000	10,068,430
•Maryland State Health & Higher Education Facilities Authority Revenue (Pooled Loan Program)
Series B 0.21% 4/1/35	7,500,000	7,500,000
•Metropolitan Government Nashville & Davidson County, Tennessee Health & Education
Facilities Broad Revenue Refunding (Vanderbilt University) Series A 0.17% 7/1/18	5,000,000	5,000,000
•Nassau Health Care Corporation New York Revenue 0.35% 8/1/29	4,900,000	4,900,000
•New York, New York City Health & Hospital Corporation Revenue Health System
Series E 0.22% 2/15/26	7,500,000	7,500,000
•Washington State Health Care Facilities Authority Revenue (Catholic Health Care)
Series A-4 0.17% 12/1/36	8,650,000	8,650,000
Total Municipal Bonds (cost $43,618,430)		43,618,430

Total Value of Securities – 99.78%
(cost $434,718,524)©		434,718,524
Receivables and Other Assets Net of Liabilities (See Notes) – 0.22%		969,267
Net Assets Applicable to 436,018,756 Shares Outstanding – 100.00%		$435,687,791

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of December 31, 2009.
©Also the cost for federal income tax purposes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $5,069,028, which represented 1.16% of the Fund's net assets. See Note 3 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve – Delaware Cash Reserve Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $331,760 may be carried forward and applied against future capital gains. The capital loss carryforwards expire in 2011.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

Level 2
Agency, Asset-Backed and Mortgage-Backed Securities	$12,499,051
Corporate Debt	84,573,675
Municipal Bonds	43,618,430
Short-Term	294,027,368
Total	$434,718,524

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. As of December 31, 2009, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the schedule of investments.

4. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

5. Guaranty Program
The Fund participated in the U.S. Treasury’s Temporary Guaranty Program for Money Market Funds (Program) which expired on September 18, 2009.

The Program was designed to guarantee the share price of any publicly offered eligible money market mutual fund — whether retail or institutional — that applied for and paid a fee to participate in the Program.

The Program provided coverage to shareholders of record for amounts that they held in participating money market funds as of the close of business on September 19, 2008. The coverage for these shareholders under the Program was reduced by amounts redeemed from their accounts after September 19, 2008 that were not later reinvested. Investments of shareholders in a participating money market fund who were not shareholders of record as of September 19, 2008 and amounts initially invested after September 19, 2008 were not covered by the Program. If a shareholder who owned shares covered by the Program closed his or her account or transfers the shares to a new account, the shares were not covered by the Program.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: